Schedule of Financial Instruments Recorded at Fair Value on a Recurring Basis (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Liabilities:
Related party convertible notes payable, at fair value	$ 17,010,000	$ 15,510,000	$ 13,727,000	$ 3,764,000	$ 3,183,000
Warrant liability		945,000.0		430,000.0
Fair Value, Recurring [Member]
Liabilities:
Related party convertible notes payable, at fair value	7,530,000	6,524,000		3,764,000
Convertible Notes payable at Fair Value	9,480,000	8,986,000
Warrant liability	850,000	945,000		430,000
Liabilities	17,860,000	16,455,000		4,194,000
Fair Value, Inputs, Level 1 [Member] | Fair Value, Recurring [Member]
Liabilities:
Related party convertible notes payable, at fair value
Convertible Notes payable at Fair Value
Warrant liability
Liabilities
Fair Value, Inputs, Level 2 [Member] | Fair Value, Recurring [Member]
Liabilities:
Related party convertible notes payable, at fair value
Convertible Notes payable at Fair Value
Warrant liability
Liabilities
Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member]
Liabilities:
Related party convertible notes payable, at fair value	7,530,000	6,524,000		3,764,000
Convertible Notes payable at Fair Value	9,480,000	8,986,000
Warrant liability	850,000	945,000	$ 961,000	430,000
Liabilities	$ 17,860,000	$ 16,455,000		$ 4,194,000